Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Food, treats and supplements	$ 6,425	$ 1,301
Inventory packaging and supplies	504	133
Other products and accessories	73	191
Inventories, gross	7,002	1,625
Inventory reserve	(422)	(68)
Inventories, net	$ 6,580	$ 1,557